TRADE AND OTHER ACCOUNTS PAYABLE (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
TRADE AND OTHER ACCOUNTS PAYABLE
Current	$ 327,409,207	$ 230,445,809
Non-current	256,273	295,279
Trade accounts payable	248,163,428	163,361,078
Withholdings tax	54,812,365	48,566,443
Others	24,689,687	18,813,567
Total	$ 327,665,480	$ 230,741,088